Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income tax expense	$ 59,000	$ 50,000	$ 541,000	$ 121,000
Effective tax rate	7.20%	3.70%
Unrecognized tax benefits	$ 3,100,000		3,083,000	$ 3,203,000	$ 3,106,000
Unrecognized tax benefits effective tax rate	1,700,000		$ 1,700,000
Interest expense or penalties related to unrecognized tax benefits	$ 0